Significant Accounting Policies (Marketing Analysts, LLC and Affiliate)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies

NOTE 2 – Significant Accounting Policies

Principles of Consolidation. The accompanying consolidated financial statements include the accounts of Precision and its subsidiary. All material intercompany accounts and transactions are eliminated in consolidation.

Management has evaluated the circumstances and relationships with its affiliates and related parties described in Note 3 and concluded that none of these entities qualify as either a variable interest entity (“VIE”), or an implicit VIE as defined in guidance issued by the Financial Accounting Standards Board (“FASB”) and, accordingly, these entities are not consolidated.

Basis of Presentation and Accounting and Restatement. The Company has not elected to adopt the option available under generally accepted accounting principles in the United States (“GAAP”) to carry any of its eligible financial instruments or other items at estimated fair value. Accordingly, the Company continues to measure all of its assets and liabilities on the historical cost basis of accounting unless otherwise required by GAAP (Notes 6 and 9).

In May 2018 it was determined that, as a result of a clerical error, the current portion of the Company’s long-term debt obligations as of December 31, 2017, as presented in the Company’s audited financial statements on Form S-1 was understated by approximately $275,000. Accordingly, in the accompanying financial statements, current portion of long-term debt has increased and other long-term debt, net of current portion has decreased by such amount from the previously reported amounts.

Use of Estimates. GAAP requires the Company’s management to make estimates and assumptions that affect reported amounts and disclosures as of the balance sheet dates and for the periods presented. Significant estimates included in these financial statements include the allocation of the purchase price in business combination transactions and related useful or economic lives and impairment considerations related to long-lived assets, including property and equipment and customer relationships. Actual results could differ from those estimates.

Cash Equivalents. Cash equivalents, if any, include highly-liquid investments and money market accounts with initial maturities of three months or less.

Property and Equipment. Property and equipment (Note 4) is carried at cost. Depreciation of equipment, furniture and fixtures, and including amortization of leasehold improvements are provided principally using the straight-line method. Leasehold improvements and equipment are amortized over the lesser of the useful life of the asset (typically 5 to 7 years) or the term of the lease including expected renewals, if any. Depreciation of assets other than leasehold improvements is also based typically on useful lives of 5 to 7 years. Major renewals and betterments are capitalized and depreciated or amortized. Maintenance and repairs that neither improve nor extend the life of the respective assets are charged to expense as incurred. Assets purchased but not placed into service are capitalized, but depreciation and amortization are not recorded until the assets are placed into service. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation or amortization are removed from the accounts, and any resulting gain or loss is recognized as a gain or loss in the period.

Intangible Assets. Intangible assets consist of acquired customer relationships and computer software. “Customer relationships” is a finite-lived asset acquired in a business combination transaction (Note 7). Such asset includes information about the seller’s prior contracts with the customers and relationship management that are essential to obtaining new and retaining on-going contracts. Such intangible is amortized using the straight-line method over the estimated average economic life of 15 years (approximately $280,000 per year through 2031).

Computer software consists of third-party developed and purchased software, which meets the definition of internal-use software, has both of the following characteristics:

a.	The software is acquired, internally developed, or modified solely to meet the entity’s internal needs.

b.	During the software’s development or modification, no substantive plan exists or is being developed to market the software externally.

Computer software is carried at cost and amortized using the straight-line method over an estimated economic life of three years.

Deferred Financing Costs. The Company capitalizes debt issuance costs, which typically include legal and other direct costs related to the issuance of debt. The capitalized costs are amortized to interest expense over the contractual term of the debt using a method that approximates the effective interest method. Deferred financing costs related to the term loan are presented as a reduction of the related debt, and deferred financing costs related to the Line of Credit are presented separately as an asset on the balance sheet.

Revenue Recognition. The Company generates revenues from delivering completed market research surveys, as specified by each customer. We execute contracts that govern the terms and conditions of each arrangement. Revenues are recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, services have been provided to the customer, and collectability is reasonably assured. Our contracts may include either a single product or service or a combination of multiple products and services. Revenues from contracts that contain multiple products or services are allocated among the separate units of accounting based on their relative selling prices; however, the amount recognized is limited to the amount that is not contingent on future performance conditions. Considering guidance outlined within ASC 606-10-25-27, our revenues are recognized ratably over the terms of both short-term and long-term contracts, as performance obligations are satisfied over time.

Advertising. The Company expenses advertising costs as incurred. Total advertising expenses were $53,081 and $159,348 for 2017 and 2016, respectively. Such were related primarily to marketing expenses of our online service.

Income Taxes. Precision has elected to have its income and losses “flow through” to its stockholders who are liable for any income tax thereon. Similarly, Turning Point is taxed as a partnership and, accordingly, income is taxed to the member under the applicable section of the Internal Revenue Code. Therefore, no provision is made for federal or state income taxes as the member is liable for such taxes.

The Company annually evaluates tax positions in accordance with GAAP. This process includes an analysis of whether tax positions the Company takes with regard to the financial statement recognition meets the definition of an uncertain tax position. Management determined there were no material uncertain positions taken by the Company in its tax returns.

In March 2018, we revoked our “Subchapter S” election, such that we will be taxed as a C-Corporation, effective January 1, 2018. Therefore, we will recognize deferred tax assets and liabilities using enacted tax rates for the effect of temporary differences between book and tax bases of assets and liabilities as well as operating loss carryforwards (from acquisitions). Such amounts will be adjusted as appropriate to reflect changes in the tax rates expected to be in effect when the temporary differences reverse. We will record a valuation allowance to reduce our deferred taxes to an amount we believe will be more likely than not to be realized. We will consider future taxable income and prudent and feasible tax planning strategies in assessing the need for a valuation allowance.

Recently Issued Accounting Pronouncements Not Yet Effective. GAAP in the United States is established by the Financial Accounting Standards Board (“FASB”). New pronouncements are titled Accounting Standards Updates (“ASUs”) and the changes update the FASB’s Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. While management continues to assess the possible impact on the Company’s consolidated financial statements of the future adoption of new accounting standards that are not yet effective, management believes that the following new standards may have a material impact on the Company’s financial statements and disclosures and is currently evaluating the potential impact:

In February 2016, the FASB issued ASU 2016-02, Leases, which will replace existing guidance. It will require a dual approach for lessee accounting under which a lessee would account for leases as “finance or operating” leases. Both finance and operating leases will result in the lessee recognizing a right-of-use asset and a corresponding lease liability. It is effective for annual periods beginning after December 15, 2018 and interim periods therein, with early application permitted.

In May 2014, the FASB issued a comprehensive new revenue recognition model, ASU 2014-09, Revenue from Contracts with Customers, subsequently amended within ASU 2016-08, 2016-09, 2016-10, and 2016-12. It will replace current guidance, including industry specific guidance. The intention of the new guidance is to clarify and establish principles for recognizing revenue and certain related costs and expenses that are common and applicable to substantially all industries and situations. The FASB has recently issued several amendments to the standard, including clarification on accounting for and identifying performance obligations. This guidance is effective for annual reporting periods beginning after December 15, 2017, including interim periods within those reporting periods, and applied using the full retrospective method. We will adopt this standard effective January 1, 2018.

Marketing Analysts, LLC and Affiliate [Member]
Significant Accounting Policies

NOTE 2 – Significant Accounting Policies

Principles of Consolidation. The accompanying consolidated financial statements include the accounts of MAi and the related-party S-Corporation (Note 3). All material intercompany accounts and transactions are eliminated in consolidation.

Management has evaluated the circumstances and relationships with its affiliates and related parties described in Note 3 and concluded that none of these entities qualify as either a variable interest entity (“VIE”), or an implicit VIE as defined in guidance issued by the Financial Accounting Standards Board (“FASB”) and, accordingly, these entities, except as noted within Note 3, are not consolidated.

Basis of Presentation and Accounting. The Company has not elected to adopt the option available under generally accepted accounting principles in the United States (“GAAP”) to carry any of its eligible financial instruments or other items at estimated fair value. Accordingly, the Company continues to measure all of its assets and liabilities on the historical cost basis of accounting unless otherwise required by GAAP (Note 7).

Use of Estimates. GAAP requires the Company’s management to make estimates and assumptions that affect reported amounts and disclosures as of the balance sheet dates and for the periods presented. Significant estimates included in these financial statements include the percentage of completion for services performed, including the recording of revenue.

Cash. Cash includes “highly-liquid” investments and money market accounts with initial maturities of three months or less.

Property and Equipment. Property and equipment (Note 4) is carried at cost. Depreciation of equipment is provided principally using the straight-line method. Equipment is depreciated over the useful life of the asset (typically 5 to 7 years). Maintenance and repairs that neither improve nor extend the life of the respective assets are charged to expense as incurred. Assets purchased but not placed into service are capitalized, but depreciation is not recorded until the assets are placed into service. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation or amortization are removed from the accounts, and any resulting gain or loss is recognized as a gain or loss in the period.

Revenue Recognition. The Company generates revenues from delivering market research analysis, as specified by each customer. We execute contracts that govern the terms and conditions of each arrangement. Revenues are recognized over the term of the contract, as certain internally defined milestones are attained.

Advertising. The Company expenses advertising costs as incurred. Total advertising expenses were $10,035 and $4,402 for 2017 and 2016, respectively.

Income Taxes. As the Company is structured as an LLC, its income and losses “flow through” to its stockholders who are liable for any income tax thereon. Therefore, no provision is made for federal or state income taxes as the member is liable for such taxes.

The Company annually evaluates tax positions in accordance with GAAP. This process includes an analysis of whether tax positions the Company takes with regard to the financial statement recognition meets the definition of an uncertain tax position. Management determined there were no material uncertain positions taken by the Company in its tax returns.

Recently Issued Accounting Pronouncements Not Yet Effective. GAAP in the United States is established by the Financial Accounting Standards Board (“FASB”). New pronouncements are titled Accounting Standards Updates (“ASUs”) and the changes update the FASB’s Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. While management continues to assess the possible impact on the Company’s consolidated financial statements of the future adoption of new accounting standards that are not yet effective, management believes that the following new standards may have a material impact on the Company’s financial statements and disclosures and is currently evaluating the potential impact of certain pronouncements, as noted below:

In November 2017, the FASB issued a new standard ASU No.2017-14, “Income Statement – Reporting Comprehensive Income” (Topic 815), “Revenue Recognition” (Topic 605) and “Revenue from Contracts with Customers” (Topic 606). The new standard provides guidance in these areas pursuant to certain SEC Staff Accounting Bulletin and Release, as they relate to the presentation of revenue recognition matters on the statement of comprehensive income. It will be effective for public entities concurrent with the effectuation of other revenue recognition standards. The Company does not anticipate the adoption of this ASU to have a significant impact on its presentation within the statement of income and retained earnings.

In January 2017, the FASB issued a new standard ASU No.2017-01, “Business Combinations” (Topic 805). The new standard provides guidance to clarify the definition of a ‘business’ and assist entities in evaluation whether a transaction should be accounted for as an acquisition/disposal of assets or a business. It will be effective for public entities for fiscal years and interim periods, beginning after December 15, 2017, with limited early application. The Company is in the process of determining what impact, if any, the adoption of this ASU will have on its presentation within the statement of cash flows.

In August 2016, the FASB issued a new standard ASU No.2016-15, “Statement Cash Flows “Classification of Certain Cash Receipts and Cash Disbursements” Topic 230). The new standard provides guidance as to the conformity of presentation of certain cash receipts and disbursements. It will be effective for all entities for fiscal years and interim periods, beginning after December 15, 2017. The Company does not anticipate the adoption of this ASU will have a significant impact on its presentation within the statement of cash flows.

In June 2016, the FASB issued a new standard ASU No.2016-13, “Financial Instruments – Credit Losses” (Topic 326).: The new standard is intended to replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. It will be effective for all entities for fiscal years and interim periods, beginning after December 15, 2018. The Company is in the process of determining what impact, if any, the adoption of this ASU will have on its balance sheet, statement of income and retained earnings, and statement of cash flows.

In February 2016, the FASB issued ASU 2016-02, Leases, which will replace existing guidance. It will require a dual approach for lessee accounting under which a lessee would account for leases as “finance or operating” leases. Both finance and operating leases will result in the lessee recognizing a right-of-use asset and a corresponding lease liability. It is effective for annual periods beginning after December 15, 2018 and interim periods therein, with early application permitted. The Company is in the process of determining what impact, if any, the adoption of this ASU will have on its balance sheet, statement of income and retained earnings, and statement of cash flows.

In May 2014, the FASB issued a comprehensive new revenue recognition model, ASU 2014-09, Revenue from Contracts with Customers, subsequently amended within ASU 2016-08, 2016-09, 2016-10, and 2016-12. It will replace current guidance, including industry specific guidance. The intention of the new guidance is to clarify and establish principles for recognizing revenue and certain related costs and expenses that are common and applicable to substantially all industries and situations. The FASB has recently issued several amendments to the standard, including clarification on accounting for and identifying performance obligations. This guidance is effective for annual reporting periods beginning after December 15, 2017 for PBEs and certain specified entities and December 15, 2018 for all other entities, including interim periods within those reporting periods, and applied using the full retrospective method. We will adopt this standard effective January 1, 2019.